SHARE CAPITAL 04/30/17 (Detail) - Stock Options Outstanding - $ / shares	3 Months Ended	12 Months Ended
	Jul. 31, 2017	Apr. 30, 2017	Apr. 30, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Outstanding, Beginning	6,555,000	5,835,000	5,135,000
Outstanding, Weighted Average Exercise Price, Beginning	$ 0.22	$ 0.21	$ 0.22
Granted		167,736	1,200,000
Exercised		(980,000)
Expired			(500,000)
Forfeited
Granted, Weighted Average Exercise Price		$ 0.25	$ 0.25
Exercised, Weighted Average Exercise Price		0.26	0.25
Expired, Weighted Average Exercise Price			0.40
Forfeited, Weighted Average Exercise Price
Outstanding, Weighted Average Exercise Price	$ 0.22	$ 0.22	$ 0.21
Outstanding, End	6,555,000	6,555,000	5,835,000
Exercisable, Weighted Average Exercise Price	$ 0.22	$ 0.22
Exercisable, End	5,925,000	5,825,000